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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03866
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  3/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2005 (UNAUDITED)


                                                                     PRINCIPAL
                                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 111.5%
--------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 18.3%

U.S. Treasury Bonds
5.38%                                          02/15/31              $  4,865           $  5,306 (h)
7.13%                                          02/15/23                 1,005              1,274 (f)
7.25%                                          05/15/16                 5,460              6,698 (f)
8.13%                                          08/15/19 - 08/15/21      6,405              8,701 (f)
U.S. Treasury Inflation Indexed Bonds
2.00%                                          01/15/14                 4,809              4,922 (f,k)
2.38%                                          01/15/25                   966              1,039 (k)
3.88%                                          04/15/29                   690                950 (k)
4.53%                                          04/15/10                 2,723              2,664 (c,h,k)
U.S. Treasury Notes
2.88%                                          11/30/06                11,290             11,136 (h)
3.13%                                          05/15/07                 2,345              2,312 (h)
3.38%                                          02/15/08 - 09/15/09      8,140              7,953 (f,h)
3.50%                                          02/15/10                 1,545              1,500
3.75%                                          03/31/07                 6,000              5,995
3.88%                                          05/15/09                 7,590              7,527 (h)
4.00%                                          02/15/15                 3,340              3,210 (h)
4.25%                                          11/15/13                   245                241
                                                                                          71,428

FEDERAL AGENCIES - 8.6%

Federal Farm Credit Bank
3.75%                                          01/15/09                 1,940              1,904 (f,h)
Federal Home Loan Bank
2.38%                                          02/15/06                 5,925              5,860 (f)
2.63%                                          10/16/06                 4,000              3,925 (h)
3.75%                                          08/18/09                 2,600              2,539 (h)
Federal Home Loan Mortgage Corp.
3.00%                                          09/29/06                 3,980              3,924
3.63%                                          09/15/08                 4,820              4,720 (f,h)
4.50%                                          01/15/14                 2,445              2,393 (h)
4.63%                                          07/18/07                 2,995              3,007 (f)
4.75%                                          12/08/10                 2,765              2,752 (f)
6.75%                                          03/15/31                 1,920              2,341 (f)
                                                                                          33,365

AGENCY MORTGAGE BACKED - 25.9%

Federal Home Loan Mortgage Corp.
4.50%                                          06/01/33 - 02/01/35        992                942
5.00%                                          04/01/13                   866                868
6.00%                                          04/01/17 - 12/01/34      2,137              2,192
6.50%                                          01/01/27 - 12/01/34      2,340              2,431
7.00%                                          10/01/16 - 12/01/34        627                664
7.50%                                          01/01/08 - 09/01/33        389                408
8.00%                                          11/01/30                    30                 33
Federal National Mortgage Assoc.
4.00%                                          05/01/19 - 06/01/19      1,065              1,021
4.50%                                          05/01/18 - 04/01/34      4,576              4,420
5.00%                                          11/01/32 - 10/01/34        941                924
5.50%                                          03/01/14 - 08/01/33      1,237              1,251
6.00%                                          02/01/14 - 02/01/35      8,552              8,761
6.50%                                          02/01/14 - 02/01/35     10,778             11,193
7.00%                                          08/01/13 - 10/01/34      3,391              3,573
7.50%                                          08/01/13 - 03/01/34      1,759              1,873
8.00%                                          12/01/11 - 11/01/33        932                991
8.50%                                          04/01/30 - 05/01/31         72                 77
9.00%                                          06/01/09 - 12/01/22        390                414
4.50%                                          TBA                      3,650              3,568 (b)
5.00%                                          TBA                     32,820             32,505 (b)
5.50%                                          TBA                      8,125              8,113 (b)
6.00%                                          TBA                      7,900              8,073 (b)
Government National Mortgage Assoc.
4.50%                                          08/15/33 - 09/15/34      2,169              2,080
6.00%                                          04/15/33 - 04/15/34      1,823              1,875
6.50%                                          04/15/19 - 08/15/34      1,396              1,457
7.00%                                          03/15/12 - 06/15/34        507                534
7.50%                                          03/15/23 - 10/15/33        224                239
8.00%                                          06/15/27 - 06/15/30        160                171
8.50%                                          10/15/17                   169                184
9.00%                                          11/15/16 - 12/15/21        306                339
                                                                                         101,174

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.9%

Collateralized Mortgage Obligation
Trust (Class B)
4.06%                                          11/01/18                    51                 44 (c,d)
Federal Home Loan Mortgage Corp.
3.84%                                          10/15/18                 1,644                137 (e,g)
4.34%                                          12/15/30                 3,916                257 (e,g)
4.50%                                          04/15/13 - 11/15/19      3,673                849 (e)
5.00%                                          01/15/11 - 12/01/34     17,353              6,114 (e)
5.48%                                          10/15/33                   515                384 (g)
5.50%                                          04/15/17 - 06/15/33      1,811                355 (e)
6.25%                                          01/15/23                    12                 12
6.77%                                          12/15/33                   315                256 (g)
7.50%                                          01/15/16                   189                199
8.00%                                          04/15/20                    34                 34
9.70%                                          06/15/33                 1,492              1,487 (g)
15.97%                                         09/25/43                 6,940                 67 (c,e,g)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                          02/01/23 - 07/01/24         48                 10 (e)
Federal Home Loan Mortgage STRIPS
4.96%                                          08/01/27                    11                  9 (c,d)
Federal National Mortgage Assoc.
1.16%                                          12/25/42                 2,129                 60 (e,g)
2.22%                                          06/25/43                 6,547                307 (e,g)
4.00%                                          08/25/17 - 02/25/28      3,768              3,689
4.15%                                          10/25/29                 1,403                122 (e,g)
4.25%                                          12/25/30                 1,945                129 (e,g)
4.50%                                          05/25/18 - 12/25/19        999                425 (e)
4.75%                                          11/25/14 - 09/25/42      5,074                406 (e,g)
4.80%                                          04/25/17 - 10/25/17      3,094                282 (e,g)
4.85%                                          08/25/16                 1,055                 76 (e,g)
5.00%                                          02/25/11 - 01/15/35      1,749                588 (e)
5.25%                                          06/25/42                 1,505                132 (e,g)
5.50%                                          01/25/27 - 07/25/34      1,726                965 (e)
6.00%                                          12/25/34                   500                523
7.50%                                          07/25/41                   148                157
8.00%                                          07/25/14                   649                675
8.50%                                          09/25/31                   872                821 (g)
9.63%                                          05/25/17                    57                 58 (g)
13.65%                                         04/25/32                   272                293 (g)
Federal National Mortgage Assoc.
(Class S)
4.25%                                          02/25/31                 1,371                107 (e,g)
Federal National Mortgage Assoc. REMIC
4.50%                                          11/25/13                 2,084                120 (e)
5.00%                                          10/25/22                   566                 98 (e)
5.50%                                          08/25/33                 2,048                519 (e)
10.34%                                         03/25/31                 1,404              1,416 (g)
Federal National Mortgage Assoc.
REMIC (Class B)
6.03%                                          12/25/22                    36                 28 (c,d)
Federal National Mortgage Assoc.
REMIC (Class J) **
1080.91%                                       03/25/22                     -                  1 (e)
Federal National Mortgage Assoc.
REMIC (Class K) **
1008.00%                                       05/25/22                     -                  2 (e)
Federal National Mortgage Assoc. STRIPS
7.50%                                          11/01/23                   156                 35 (e)
8.00%                                          08/01/23 - 07/01/24        101                 21 (e)
8.50%                                          03/01/17 - 07/25/22        113                 22 (e)
9.00%                                          05/25/22                    37                  8 (e)
Government National Mortgage Assoc.
5.00%                                          02/16/34                   670                636
Vendee Mortgage Trust
12.25%                                         05/15/33                 4,196                148 (c,e,g)
                                                                                          23,083

ASSET BACKED - 11.0%

AESOP Funding II LLC (Class A)
2.97%                                          04/20/10                 1,000              1,000 (a,g)
American Express Credit Account Master
Trust (Class A)
1.69%                                          01/15/09                   369                360
2.93%                                          12/15/08                   600                601 (g)
Bank One Issuance Trust
3.59%                                          05/17/10                   175                172
3.76%                                          08/15/08                   608                608
Bank One Issuance Trust (Class A)
2.92%                                          12/15/10                 2,000              2,005 (g)
BMW Vehicle Owner Trust (Class B)
2.93%                                          03/25/09                   389                383
Capital Auto Receivables Asset Trust
(Class A)
2.90%                                          04/17/06                    39                 39 (g)
Capital Auto Receivables Asset Trust
(Class B)
3.92%                                          11/16/09                   543                533
Capital One Master Trust (Class C)
6.70%                                          06/15/11                   149                156 (a)
CDC Mortgage Capital Trust (Class A)
3.18%                                          08/25/33                   114                114 (g)
Centex Home Equity
3.10%                                          06/25/34                   424                425 (g)
Centex Home Equity Co. LLC
3.02%                                          01/25/25                   812                812 (g)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                          05/25/32                    69                 68
Citibank Credit Card Issuance Trust
2.55%                                          01/20/09                   745                725
3.25%                                          03/07/08                 1,062              1,065 (g)
3.42%                                          06/25/09                 3,000              3,014 (g)
4.45%                                          04/07/10                   496                493
6.65%                                          05/15/08                   121                124
Citifinancial Mortgage Securities, Inc.
3.05%                                          04/25/34                   442                443 (g)
CNH Equipment Trust
2.88%                                          10/15/08                 2,000              2,001 (g)
Countrywide Asset-Backed Certificates
3.11%                                          05/25/32                    19                 19 (g)
Countrywide Asset-Backed Certificates
(Class A)
3.12%                                          05/25/36                   500                501 (g)
3.13%                                          08/25/32                    84                 84 (g)
Daimler Chrysler Auto Trust (Class B)
2.85%                                          08/08/10                   151                146
Discover Card Master Trust I (Class A)
2.99%                                          11/15/07                 1,600              1,600 (g)
Federal National Mortgage Assoc.
3.95%                                          12/26/31                   600                598
First USA Credit Card Master Trust
(Class A)
2.99%                                          11/19/08                 2,400              2,403 (g)
Fleet Credit Card Master Trust II
(Class A)
5.60%                                          12/15/08                   350                356
Fleet Home Equity Loan Trust (Class A)
3.10%                                          01/20/33                 1,035              1,036 (g)
Ford Credit Auto Owner Trust (Class B)
3.88%                                          01/15/10                   329                324
4.79%                                          11/15/06                   552                555
GMAC Mortgage Corp Loan Trust
2.94%                                          08/25/35                 2,000              2,000 (g)
GMAC Mortgage Corp. Loan Trust (Class A)
2.95%                                          06/25/34                 1,000              1,002 (g)
GSAA Trust
3.25%                                          05/25/34                   376                377 (g)
Household Automotive Trust (Class A)
3.13%                                          07/17/09                 3,500              3,508 (g)
Long Beach Mortgage Loan Trust
3.31%                                          11/26/32                   655                657 (g)
MBNA Credit Card Master Note Trust
(Class C)
4.05%                                          01/15/08                   286                287
Merrill Lynch Home Equity Loan
3.03%                                          09/25/27                    28                 28 (g)
Mid-State Trust
7.54%                                          07/01/35                    94                 99
Peco Energy Transition Trust
6.52%                                          12/31/10                   400                434
Residential Asset Mortgage Products, Inc.
3.09%                                          03/25/34                   364                365 (g)
3.18%                                          12/25/33                   158                159 (g)
Residential Asset Securities Corp.
3.10%                                          07/25/32                   299                299 (g)
Residential Asset Securities Corp.
(Class A)
3.14%                                          06/25/33                   713                714 (g)
4.16%                                          07/25/30                   329                326 (g)
Saxon Asset Securities Trust
3.08%                                          05/25/35                 1,950              1,951 (g)
Saxon Asset Securities Trust (Class A)
3.25%                                          12/25/32                   133                133 (g)
Sears Credit Account Master Trust
(Class A)
2.94%                                          08/18/09                 4,000              4,002 (g)
Structured Asset Investment Loan Trust
3.08%                                          02/25/35                 3,000              3,004 (a,g)
Wachovia Asset Securitization Inc.
(Class A)
3.07%                                          06/25/34                   819                820 (g)
Wells Fargo Home Equity Trust
3.97%                                          09/25/24                   209                206 (g)
                                                                                          43,134

CORPORATE NOTES - 28.0%

Abbey National PLC
7.95%                                          10/26/29                   510                652
Ainsworth Lumber Co. Ltd.
6.75%                                          03/15/14                   970                909
Alberta Energy Co. Ltd.
7.38%                                          11/01/31                   160                191
Allegiance Corp.
7.00%                                          10/15/26                   300                327
Allied Waste North America
7.25%                                          03/15/15                 1,050                998 (a)
Allstate Financial Global Funding
5.25%                                          02/01/07                   605                616 (a)
Allstate Life Global Funding Trusts
3.85%                                          01/25/08                   560                551
Alltel Corp.
4.66%                                          05/17/07                   670                674
Ameren Corp.
4.26%                                          05/15/07                   465                464
America Movil S.A. de C.V.
5.75%                                          01/15/15                   410                396
6.38%                                          03/01/35                   495                447
American Electric Power Co. Inc.
(Series D)
5.25%                                          06/01/15                   335                330
American Greetings
6.10%                                          08/01/28                   160                167
Appalachian Power Co. (Series G)
3.60%                                          05/15/08                   260                252
Argentine Beverages Financial Trust
7.38%                                          03/22/12                   240                234 (a)
Assurant, Inc.
6.75%                                          02/15/34                   340                369
AT&T Wireless Services Inc.
7.35%                                          03/01/06                   330                340
8.75%                                          03/01/31                   570                752
Banco Santander Chile
5.38%                                          12/09/14                   545                540 (a)
Bank of America Corp.
3.88%                                          01/15/08                   225                222
7.40%                                          01/15/11                   370                418
Bank One Corp.
6.50%                                          02/01/06                    80                 82
Bavaria S.A.
8.88%                                          11/01/10                   345                374 (a)
BB&T Corp.
4.75%                                          10/01/12                   200                196
BBVA Bancomer Capital Trust I
10.50%                                         02/16/11                   580                606 (a)
BellSouth Corp.
6.00%                                          11/15/34                   505                503
Belo Corp.
8.00%                                          11/01/08                   350                383
Boeing Co.
8.75%                                          08/15/21                   280                377
BRE Properties. (REIT)
5.95%                                          03/15/07                   590                607
British Aerospace Finance, Inc.
7.50%                                          07/01/27                   340                398 (a)
British Telecommunications PLC
8.38%                                          12/15/10                   295                343
Burlington Northern Santa Fe Corp.
8.13%                                          04/15/20                   545                688
Campbell Soup Co.
5.50%                                          03/15/07                   405                414
Carolina Power & Light Co.
5.15%                                          04/01/15                   230                229
6.13%                                          09/15/33                   360                379
Case New Holland, Inc.
6.00%                                          06/01/09                 1,455              1,382 (a)
Charter One Bank FSB
6.38%                                          05/15/12                   305                329
Citigroup Inc.
5.85%                                          12/11/34                   745                759
6.63%                                          06/15/32                   500                561
Clear Channel Communications, Inc.
4.63%                                          01/15/08                   535                531
CNA Financial Corp.
5.85%                                          12/15/14                   680                675
CNF Inc.
6.70%                                          05/01/34                    80                 86
Comcast Cable Communications
Holdings, Inc.
9.46%                                          11/15/22                   495                673
ConAgra Foods, Inc.
6.00%                                          09/15/06                   525                539
7.88%                                          09/15/10                   200                229
Consolidated Edison Company of New York
5.63%                                          07/01/12                   585                609
Consolidated Natural Gas Co.
5.38%                                          11/01/06                   425                432
Consumers Energy Co.
5.15%                                          02/15/17                   330                320
Consumers Energy Co. (Series L)
5.00%                                          02/15/12                   420                415
Countrywide Home Loans, Inc.
5.63%                                          05/15/07                   255                261
COX Communications, Inc.
5.45%                                          12/15/14                   515                501 (a)
CSX Transportation, Inc.
9.75%                                          06/15/20                   202                278
DBS Bank Ltd.
5.00%                                          11/15/19                   605                586 (a)
Deutsche Telekom International
Finance BV
5.25%                                          07/22/13                   510                512
Dominion Resources Inc. (Series B)
4.13%                                          02/15/08                   580                574
Dominion Resources Inc. (Series G)
3.66%                                          11/15/06                   845                838
Duke Capital LLC
4.30%                                          05/18/06                   350                351
4.33%                                          11/16/06                   445                445
5.50%                                          03/01/14                   325                325
6.25%                                          02/15/13                   105                110
Duke Energy Corp.
4.50%                                          04/01/10                   285                282
El Paso Production Holding Co.
7.75%                                          06/01/13                   970                982
Empresa Nacional de Electricidad S.A.
7.75%                                          07/15/08                   260                277
Enterprise Products Operating LP
4.00%                                          10/15/07                   850                832
EOP Operating LP (REIT)
7.75%                                          11/15/07                   585                630
European Investment Bank
4.63%                                          03/01/07                    50                 51
FirstEnergy Corp. (Series B)
6.45%                                          11/15/11                 1,060              1,118
Flextronics International Ltd.
6.25%                                          11/15/14                 1,455              1,382
Ford Motor Co.
7.45%                                          07/16/31                   140                126
Ford Motor Credit Co.
5.63%                                          10/01/08                   360                346
5.80%                                          01/12/09                   470                453
6.50%                                          01/25/07                   655                663
7.38%                                          02/01/11                   570                570
FPL Group Capital Inc. (Series A)
4.09%                                          02/16/07                   475                474
General Mills, Inc.
5.13%                                          02/15/07                   340                345
General Motors Acceptance Corp.
6.13%                                          09/15/06                   870                863
6.88%                                          09/15/11                   110                 99
7.25%                                          03/02/11                   165                153
8.00%                                          11/01/31                   411                357
General Motors Corp.
8.38%                                          07/15/33                   235                201
Georgia Power Co.
4.88%                                          07/15/07                   530                536
Georgia-Pacific Corp.
8.13%                                          05/15/11                   330                364
Goldman Sachs Group, Inc.
5.25%                                          10/15/13                 1,200              1,196
6.60%                                          01/15/12                   260                282
Goodrich Corp.
7.10%                                          11/15/27                   385                439
GTE Corp.
6.94%                                          04/15/28                   400                433
Halliburton Co.
8.75%                                          02/15/21                   250                328
Hertz Corp.
6.35%                                          06/15/10                   340                328
Household Finance Corp.
6.38%                                          11/27/12                   215                232
6.50%                                          11/15/08                   490                520
HSBC Bank USA NA
3.88%                                          09/15/09                 1,040              1,006
HSBC Capital Funding LP
4.61%                                          12/29/49                   405                385 (a,g)
HSBC Capital Funding LP (Series 1)
9.55%                                          12/31/49                   585                706 (a,g)
HSBC Finance Corp.
6.75%                                          05/15/11                   860                939
Huntington National Bank
2.75%                                          10/16/06                   450                441
Hydro Quebec
8.25%                                          04/15/26                 1,175              1,619
Intelsat Bermuda Ltd.
8.63%                                          01/15/15                   970                989 (a)
International Business Machines Corp.
3.80%                                          02/01/08                   330                326
iStar Financial Inc.
6.00%                                          12/15/10                   550                560
7.00%                                          03/15/08                   330                350
Jersey Central Power & Light
5.63%                                          05/01/16                   270                276
John Hancock Funds
6.50%                                          03/01/11                   580                627 (a)
John Hancock Global Funding II
5.63%                                          06/27/06                   250                254 (a)
JPMorgan Chase Capital XV (Series O)
5.88%                                          03/15/35                   495                478
Kellogg Co. (Series B)
6.60%                                          04/01/11                   200                217
Kerr-McGee Corp.
5.88%                                          09/15/06                   360                367
KeySpan Corp.
5.80%                                          04/01/35                   495                497
KFW International Finance
4.75%                                          01/24/07                   195                198
Kinder Morgan Energy Partners LP
5.13%                                          11/15/14                   405                394
Kinder Morgan, Inc.
6.50%                                          09/01/12                   415                445
Kraft Foods Inc.
4.13%                                          11/12/09                 1,050              1,021
Liberty Media Corp.
5.70%                                          05/15/13                   970                914
Lockheed Martin Corp.
8.50%                                          12/01/29                   225                303
Masco Corp.
6.75%                                          03/15/06                   650                666
May Department Stores Co.
6.70%                                          07/15/34                   410                423
Medco Health Solutions, Inc.
7.25%                                          08/15/13                   440                486
Meritage Homes Corp.
6.25%                                          03/15/15                 1,450              1,363 (a)
MGM Mirage
5.88%                                          02/27/14                 1,495              1,411
Midamerican Energy Holdings Co.
3.50%                                          05/15/08                   500                481
Monumental Global Funding III (Series A)
5.20%                                          01/30/07                   220                224 (a)
Morgan Stanley
4.00%                                          01/15/10                   675                650
4.25%                                          05/15/10                   100                 97
Morgan Stanley Bank AG for OAO Gazprom
9.63%                                          03/01/13                   400                457 (a)
Motorola, Inc.
4.61%                                          11/16/07                   550                551
Nationwide Mutual Insurance Co.
7.88%                                          04/01/33                   170                204 (a)
Navistar International Corp.
6.25%                                          03/01/12                 1,495              1,420 (a)
NB Capital Trust IV
8.25%                                          04/15/27                   440                481
News America, Inc.
6.20%                                          12/15/34                   410                405 (a)
Nexstar Finance, Inc.
7.00%                                          01/15/14                   970                917 (a)
Noble Energy, Inc.
8.00%                                          04/01/27                   455                571
Nordea Bank Sweden AB
5.25%                                          11/30/12                   360                368 (a)
Norfolk Southern Corp.
6.00%                                          04/30/08                    40                 42
7.05%                                          05/01/37                   625                724
Norfolk Southern Railway Co.
9.75%                                          06/15/20                   278                387
Northeast Utilities (Series B)
3.30%                                          06/01/08                   330                318
Northrop Grumman Corp.
4.08%                                          11/16/06                   610                609
NorthWestern Corp.
5.88%                                          11/01/14                   340                338 (a)
Novelis Inc.
7.25%                                          02/15/15                   970                951 (a)
Ocean Energy, Inc.
4.38%                                          10/01/07                   195                194
Ohio Power Co. (Series E)
6.60%                                          02/15/33                   165                183
Pacific Gas & Electric Co.
6.05%                                          03/01/34                   300                307
PanAmSat Corp.
9.00%                                          08/15/14                   970              1,023
Pemex Finance Ltd.
9.03%                                          02/15/11                   710                795
9.69%                                          08/15/09                   954              1,053
Pemex Project Funding Master Trust
7.38%                                          12/15/14                   300                319
Petrobras International Finance Co.
9.75%                                          07/06/11                   240                273
Pioneer Natural Resources Co.
6.50%                                          01/15/08                   625                660
Potomac Edison Co.
5.35%                                          11/15/14                   245                243 (a)
Principal Life Global Funding I
5.25%                                          01/15/13                   410                417 (a)
Procter & Gamble - ESOP (Series A)
9.36%                                          01/01/21                   500                648
Protective Life Secured Trust
4.00%                                          10/07/09                   140                136
PSI Energy, Inc.
6.65%                                          06/15/06                   330                339
Public Service Company of New Mexico
4.40%                                          09/15/08                   540                533
Puget Energy, Inc.
3.36%                                          06/01/08                   335                323
Quest Diagnostics
6.75%                                          07/12/06                   325                335
Rabobank Capital Funding Trust
5.25%                                          12/29/49                   340                337 (a,g)
Raytheon Co.
4.85%                                          01/15/11                   340                339
6.40%                                          12/15/18                   475                509
RBS Capital Trust I
5.51%                                          09/29/49                   505                506 (g)
Rogers Wireless Communications, Inc.
7.50%                                          03/15/15                   775                800
Royal Bank of Canada
4.13%                                          01/26/10                   340                333
Royal Bank of Scotland Group PLC
7.65%                                          08/31/49                   175                213 (g)
SBC Communications Inc.
5.10%                                          09/15/14                   440                429
Scottish Power PLC
4.91%                                          03/15/10                   145                145
Shurgard Storage Centers Inc. (REIT)
5.88%                                          03/15/13                   230                234
Simon Property Group LP
4.88%                                          08/15/10                   520                513
Sinclair Broadcast Group, Inc.
8.00%                                          03/15/12                   965                984
SLM Corp.
4.00%                                          01/15/09                   340                333
Southern California Edison Co.
8.00%                                          02/15/07                   114                121
Sprint Capital Corp.
4.78%                                          08/17/06                   820                825 (i)
6.00%                                          01/15/07                   510                523
6.13%                                          11/15/08                   330                345
7.63%                                          01/30/11                   355                397
8.38%                                          03/15/12                   645                754
8.75%                                          03/15/32                   435                565
State of Illinois
4.95%                                          06/01/23                   500                484
5.10%                                          06/01/33                   330                315
Stewart Enterprises, Inc.
6.25%                                          02/15/13                 1,050              1,019 (a)
Telecom Italia Capital S.A. (Series B)
5.25%                                          11/15/13                   510                503
Telefonos de Mexico S.A. de C.V.
4.50%                                          11/19/08                   350                345
4.75%                                          01/27/10                   650                634 (a)
5.50%                                          01/27/15                   510                482 (a)
TELUS Corp.
7.50%                                          06/01/07                   605                644
Tenet Healthcare Corp.
6.38%                                          12/01/11                   970                895
Time Warner, Inc.
6.88%                                          05/01/12                   150                164
9.13%                                          01/15/13                   510                631
Toyota Motor Credit Corp.
2.89%                                          09/15/06                 8,000              7,994 (g)
TXU Electric Delivery Co.
6.38%                                          05/01/12                   350                374
Tyco International Group S.A.
5.80%                                          08/01/06                   705                719
6.75%                                          02/15/11                   255                278
Tyson Foods, Inc.
7.25%                                          10/01/06                   360                375
UBS Preferred Funding Trust I
8.62%                                          10/29/49                   335                394 (g)
UFJ Bank Ltd.
7.40%                                          06/15/11                   505                561
Union Pacific Corp.
6.65%                                          01/15/11                   350                380
Union Planters Bank NA
5.13%                                          06/15/07                    10                 10
United Rentals North America, Inc.
7.75%                                          11/15/13                 1,010                980
US Bank National Assoc.
2.85%                                          11/15/06                   595                584
Valero Energy Corp.
6.88%                                          04/15/12                   125                138
7.50%                                          04/15/32                    95                115
Verizon
6.50%                                          09/15/11                   340                368
Verizon Global Funding Corp.
7.75%                                          06/15/32                   455                565
VTB Capital S.A.
4.43%                                          07/30/07                   300                311 (c,g)
Washington Mutual, Inc.
5.63%                                          01/15/07                    15                 15
Wells Fargo & Co.
5.25%                                          12/01/07                   180                184
Westar Energy, Inc.
5.15%                                          01/01/17                   230                225
Weyerhaeuser Co.
6.13%                                          03/15/07                   322                332
Wisconsin Electric Power
3.50%                                          12/01/07                   410                402
Wisconsin Energy Corp.
5.88%                                          04/01/06                   230                234
Yara International ASA
5.25%                                          12/15/14                   340                336 (a)
                                                                                         109,443

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.1%

Banc of America Large Loan
2.97%                                          06/15/18                 1,000              1,000 (a,g)
Bear Stearns Commercial
Mortgage Securities
3.06%                                          01/14/16                   600                601 (a,g)
3.88%                                          08/13/39                 1,033              1,000
4.17%                                          01/12/41                   550                542
4.68%                                          08/13/39                   939                918
6.02%                                          02/14/31                   750                785
Bear Stearns Commercial Mortgage
Securities (Class B)
6.20%                                          02/14/31                    55                 59
CalSTRS Trust
4.13%                                          11/20/12                   938                932 (a)
Crusade Global Trust (Class A)
3.23%                                          09/18/34                   129                129 (g)
CS First Boston Mortgage Securities Corp.
6.67%                                          01/15/37                 2,769                 71 (a,c,g)
1.58%                                          03/15/35                13,208                750 (a,g)
4.60%                                          03/15/35                   927                904
6.13%                                          04/15/37                   520                555
First Union-Lehman Brothers-Bank
of America
6.56%                                          11/18/35                   800                842
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.92%                                          12/10/41                   977                958 (g)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.56%                                          12/10/41                13,389                429 (c,g)
GMAC Commercial Mortgage Securities, Inc.
4.21%                                          12/10/41                   397                389 (g)
6.42%                                          05/15/35                 1,152              1,212
7.00%                                          12/10/41                28,028                474 (a,c,g)
Granite Master Issuer PLC
3.13%                                          12/21/24                 4,000              4,000 (g)
Granite Mortgages PLC
2.85%                                          01/20/43                 1,761              1,762 (g)
Impac CMB Trust
3.11%                                          04/25/35                 1,981              1,981 (g)
3.13%                                          08/25/32                   113                113 (g)
Impac CMB Trust (Class A)
3.23%                                          12/25/33                   530                531 (g)
3.28%                                          11/25/32                   230                230 (g)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.22%                                          01/12/39                 7,975                394 (a,g)
6.47%                                          11/15/35                   457                495
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                          10/15/37                   626                620 (g)
LB-UBS Commercial Mortgage Trust
4.06%                                          09/15/27                 1,033              1,009 (g)
4.20%                                          12/15/29                   467                458
4.38%                                          03/15/34                 1,953                 40 (a,c,g)
4.49%                                          01/18/12                10,589                407 (c)
4.51%                                          12/15/29                   467                458
4.53%                                          01/15/36                 3,270                243 (a,c)
4.56%                                          07/15/37                18,189                330 (a,c,g)
6.23%                                          03/15/26                   371                392
6.27%                                          02/15/40                 8,250                183 (a,c)
6.93%                                          12/15/39                 7,058                128 (a,c,g)
8.21%                                          09/15/37                 7,161                114 (a,c,g)
8.71%                                          03/15/36                 8,528                229 (a,c,g)
LB-UBS Commercial Mortgage Trust
(Class A)
4.31%                                          02/15/30                   845                830
6.13%                                          12/15/30                   832                887
6.65%                                          11/15/27                 1,505              1,643
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                          07/14/16                   103                112 (a)
Master Alternative Loans Trust
5.00%                                          08/25/18                   575                 78 (e)
6.50%                                          08/25/34 - 01/25/35      1,602              1,658
Morgan Stanley Capital I
5.17%                                          01/14/42                   900                904 (g)
Morgan Stanley Capital I (Class A)
4.66%                                          09/13/45                   656                638
Morgan Stanley Capital I (Class D)
6.58%                                          07/15/30                   300                329 (g)
Morgan Stanley Dean Witter Capital I
4.36%                                          10/15/35                 3,544                 99 (a,c,g)
6.46%                                          02/15/33                   583                608
7.07%                                          04/15/34                 2,283                 44 (a,c,g)
Morgan Stanley Dean Witter Capital I
(Class A)
5.98%                                          02/15/31                    60                 60
6.39%                                          10/15/35                 1,000              1,080
6.54%                                          02/15/31                   896                944
Morgan Stanley Dean Witter Capital I
(Class X)
1.50%                                          02/01/31                   289                 13 (a,g)
Nomura Asset Securities Corp. (Class A)
6.59%                                          03/15/30                 1,409              1,491
Puma Finance Ltd. (Class A)
2.80%                                          10/11/34                   486                487 (g)
3.25%                                          03/25/34                   426                426 (g)
Residential Mortgage Securities
3.15%                                          08/10/30                 2,000              2,000 (a,g)
Structured Asset Securities Corp.
(Class X)
2.07%                                          02/25/28                   894                 47 (g)
Wachovia Bank Commercial Mortgage Trust
2.99%                                          03/15/14                   500                500 (a,g)
4.38%                                          10/15/41                 1,000                986
Wachovia Bank Commercial Mortgage
Trust (Class B)
4.89%                                          10/15/41                   761                743
4.95%                                          10/15/41                   927                908
Washington Mutual
3.02%                                          01/25/45                 1,976              1,981 (g)
3.03%                                          01/25/45                   989                992 (g)
                                                                                          47,155

SOVEREIGN BONDS - 1.7%

Government of Bahamas
6.63%                                          05/15/33                   405                464 (a)
Government of Brazil
11.00%                                         08/17/40                   790                879
Government of Finland
4.75%                                          03/06/07                   320                325
Government of Guatemala
10.25%                                         11/08/11                   300                348 (a)
Government of Italy
4.50%                                          01/21/15                   260                252
Government of Jamaica
10.63%                                         06/20/17                   300                317
Government of Mexico
6.75%                                          09/27/34                   550                536
Government of Panama
7.25%                                          03/15/15                   465                462
Government of Philippines
10.63%                                         03/16/25                   340                364
Government of Russia
5.00%                                          03/31/30                 1,220              1,254 (a,i)
Government of Turkey
7.25%                                          03/15/15                   435                425
Ontario Electricity Financial Corp.
7.45%                                          03/31/13                    55                 65
Province of New Brunswick
3.50%                                          10/23/07                   415                408
Province of Ontario
4.50%                                          02/03/15                   515                499
5.13%                                          07/17/12                    75                 77
                                                                                           6,675

TOTAL BONDS AND NOTES                                                                    435,457
 (COST $440,701)

                                                                        NUMBER
                                                                      OF SHARES            VALUE
------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                            680          $     690 (a,g)
(COST $702)

                                                                      NUMBER OF
                                                                      CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------

CALL OPTIONS
U S Treasury Notes 5 Yr. Futures                                          172          $      17

PUT OPTIONS
U S Treasury Notes 5 Yr. Futures                                          172                 70

TOTAL PURCHASED OPTIONS                                                                       87
 (COST $87)

                                                                      PRINCIPAL
                                                                        AMOUNT             VALUE
------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES OUT ON LOAN - 8.5%
------------------------------------------------------------------------------------------------------

ASSET BACKED - 5.3%

AESOP Funding II LLC (Class A)
3.10%                                          11/20/06               $ 5,000             $5,005 (a,g)
American Express Credit Account Master
Trust (Class A)
2.95%                                          04/15/08                   360                360 (g)
CDC Mortgage Capital Trust (Class A)
3.34%                                          03/25/33                    59                 59 (g)
Citibank Credit Card Issuance Trust
3.12%                                          03/20/09                 1,000              1,002 (g)
Countrywide Asset-Backed Certificates
3.10%                                          07/25/31                    92                 92 (g)
3.15%                                          06/25/33                   126                126 (g)
3.28%                                          05/25/33                   192                193 (g)
Countrywide Home Equity Loan Trust
(Class A)
3.05%                                          05/15/28                 2,400              2,402 (g)
First USA Credit Card Master Trust
(Class A)
2.98%                                          05/17/10                 1,500              1,505 (g)
GSAA Trust
3.25%                                          05/25/34                   376                377 (g)
Long Beach Mortgage Loan Trust
3.12%                                          11/25/34                   916                917 (g)
Residential Asset Mortgage Products, Inc.
3.12%                                          12/25/33                 2,000              2,008 (g)
Saxon Asset Securities Trust
3.14%                                          08/25/35                   384                384 (g)
Sears Credit Account Master Trust
(Class A)
3.19%                                          11/17/09                   500                501 (g)
Structured Asset Securities Corp.
3.05%                                          02/25/35                 4,000              4,000 (g)
Wachovia Asset Securitization Inc.
(Class A)
3.07%                                          06/25/34                 1,639              1,640 (g)
                                                                                          20,571

CORPORATE NOTES - 1.1%
Countrywide Home Loans, Inc.
3.21%                                          03/29/06                 2,500              2,500 (g)
International Lease Finance Corp.
3.96%                                          07/15/05                   700                703 (g)
Marsh & McLennan Companies Inc.
2.77%                                          07/13/07                 1,000                995 (g)
                                                                                           4,198

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.1%

Holmes Financing PLC (Class A)
2.81%                                          01/15/08                 2,000              2,002 (g)
Impac CMB Trust
3.21%                                          10/25/34                 2,470              2,470 (g)
Interstar Millennium Trust (Class A)
3.21%                                          03/14/36                   174                174 (g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
2.98%                                          10/15/17                 2,100              2,102 (a,g)
National RMBS Trust
3.16%                                          03/20/34                   418                418 (g)
Sequoia Mortgage Trust (Class A)
3.13%                                          07/20/34                   421                423 (g)
Wachovia Bank Commercial Mortgage Trust
3.33%                                          03/15/15                   474                475 (a,g)
3.71%                                          03/15/15                   350                352 (a,g)
                                                                                           8,416

TOTAL SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES
OUT ON LOAN                                                                               33,185
 (COST $33,175)

TOTAL INVESTMENTS IN SECURITIES                                                          469,419
 (COST $474,665)

                                                                       NUMBER
                                                                     OF SHARES             VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.0%
------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                                  12,399          $  12,399 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES OUT
ON LOAN - 3.8%

GEI Short Term Investment Fund
2.70%                                                                  14,680             14,680 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                              27,079
 (COST $27,079)

TOTAL INVESTMENTS                                                                        496,498
 (COST $501,744)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (27.2)%                                                                           (106,070)
                                                                                       ---------
NET ASSETS - 100.0%                                                                    $ 390,428
                                                                                       =========


------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following
written option contracts open at
March 31, 2005:

                                                             EXPIRATION DATE/      NUMBER OF
CALL OPTIONS                                                   STRIKE PRICE        CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5 Yr. Futures
 (Written Option Premium $37)                                Apr 05 / 107.50          172               $37

                                                             EXPIRATION DATE/      NUMBER OF
PUT OPTIONS                                                    STRIKE PRICE        CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5 Yr. Futures
 (Written Option Premium $34)                                Apr 05 / 106.50          172               $34


The Elfun Income Fund had the following
long futures contracts open at
March 31, 2005:

                                                                    NUMBER OF          CURRENT          UNREALIZED
DESCRIPTION                                 EXPIRATION DATE         CONTRACTS      NOTIONAL VALUE      DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 5 Yrs.                      June 2005               199             $21,312             $(93)

The Elfun Income Fund had the following
short futures contracts open at
March 31, 2005:

                                                                    NUMBER OF          CURRENT          UNREALIZED
DESCRIPTION                                 EXPIRATION DATE         CONTRACTS      NOTIONAL VALUE      DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yrs.                     June 2005                90            $(9,834)             $(58)


--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2005


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $42,418 or 10.86% of net assets for the Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At March 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at March 31, 2005.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon Bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k)  Treasury Inflated Securities.

*    Less than 0.1%

**   Principal Amount is less than $500


ABBREVIATIONS:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  May 26, 2005